Restricted time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Restricted time deposits
Restricted time deposits	$ 20,713	¥ 142,411	¥ 0
Jianpu HK
Restricted time deposits
Restricted time deposits term	1 year